Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class IA | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class IA | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class IA | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class IA | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class IA | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class IA | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class IA | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class IA | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class IA | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class IA | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class IB | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class IB | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class IB | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class IB | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class IB | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class IB | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class IB | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class IB | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class IB | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%